Parent Company Only Financial Information - Condensed Statement of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Condensed Income Statements, Captions [Line Items]
Income tax benefit	$ (177)	$ 2,321
Net loss	(43)	(2,231)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	104	106
Expenses	(1,110)	(1,222)
Income tax benefit	379	319
Loss before net loss of subsidiary	(627)	(797)
Net income (loss) of subsidiary	584	(1,434)
Net loss	$ (43)	$ (2,231)